John Hancock Trust
Supplement dated December 17, 2010
to the Prospectus dated May 3, 2010
Large Cap Value Trust
          Fund Reorganizations
On December 17, 2010, the Board of Trustees of John Hancock Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the reorganization of the Large Cap Value Trust into the Equity-Income Trust. A meeting of the Large Cap Value Trust’s shareholders has been scheduled for Friday, April 15, 2011 to seek approval of the reorganization. Subject to regulatory and shareholder approval, the reorganization is scheduled to occur immediately after the close of business on Friday, April 29, 2011.
          Subadviser Changes
In connection with the reorganization, T. Rowe Price Associates, Inc., the subadviser for the Equity-Income Trust, has been appointed to serve as the subadviser to Large Cap Value Trust effective as of the close of business on December 31, 2010.
          T. Rowe Price Associates, Inc.
T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937 and is a publicly traded company.
The portfolio manager to the Large Cap Value Trust will be Brian C. Rogers, Vice President of T. Rowe Price Associates, Inc.
                         Investment Policy Changes
          In connection with T. Rowe Price Associates, Inc. becoming the subadviser to the JHT Large Cap Value Trust, the investment policies of the fund are amended and restated as follows:
Investment Strategies:     Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies selected from those that are, at the time of purchase, included in the Russell 1000 Value Index. The fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.
The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
The fund employs a “value” approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock’s intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company’s underlying financial condition and prospects, and to assess the likelihood that a stock’s underlying value will be recognized by the market and reflected in its price.
The fund will generally consider companies with the following characteristics:
•	Established operating histories;

•	Above-average dividend yield relative to the S&P 500 Index

•	Low price/earnings ratios relative to the S&P 500 Index;

•	Sound balance sheets and other financial characteristics; and

•	Low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.
The fund may also purchase other types of securities in keeping with its objective, including:
•	U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);

•	Preferred stocks;

•	Convertible stocks, bonds, and warrants;

•	Futures and options; and

•	Bank debt, loan participations and assignments.
The fund may invest in debt instruments without regard to quality or ratings, including up to 10% in non-investment grade fixed income securities (“junk bonds”) and loans.
The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.
The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.
The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivatives which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.
In pursuing the fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Investment Quality Bond Trust
The section “Management – Investment Adviser” is amended and restated as follows to reflect a change in portfolio managers of the fund:
Investment Adviser: John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management	Lucius T. (L.T.) Hill, III. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2010.

Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager; managed fund since 2010.

Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2007.

Joseph F. Marvan, CFA. Vice President and Fixed Income Portolio Manager; managed fund since 2010.
The section “Subadvisers and Portfolio Managers” is also amended and restated as follows to reflect this change:
Lucius T. (L.T.) Hill, III. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1993.
Campe Goodman,CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000.
Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1994.
Joseph F. Marvan, CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003.

International Opportunities Trust
The section “Management – Investment Adviser” is amended and restated as follows to reflect that Munish Malhotra has been added as a portfolio manager:
Investment Adviser: John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Marsico Capital Management, LLC	James G. Gendelman. Portfolio Manager; managed fund since 2005.

Munish Malhotra. Portfolio Manager; managed fund since 2010.
The section “Subadvisers and Portfolio Managers” is also amended and restated as follows to reflect this change:
James G. Gendelman. Co-Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.
Munish Malhotra. Co-Portfolio Manager; joined Marsico in 2003; previously an international equities analyst at Driehaus Capital Management.

MFC Global Investment Management (U.S.), LLC
MFC Global Investment Management (U.S.), LLC, which is the subadviser to the funds listed below, has changed its name to John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“John Hancock Asset Management”).
Active Bond Trust
Bond Trust
Strategic Income Opportunities Trust
High Income Trust
Short-Term Government Income Trust
Ultra Short Term Bond Trust
MFC Global Investment Management (U.S.A.) Limited
MFC Global Investment Management (U.S.A.) Limited, which is the subadviser to the funds listed below, has changed its name to John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”).

500 Index Trust
500 Index Trust B
American Fundamental Holdings Trust
American Global Diversification Trust
Core Balanced Strategy Trust
Core Disciplined Diversification Trust
Core Diversified Growth & Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
International Index Trust
Lifecycle 2010 Trust
Lifecycle 2015 Trust
Lifecycle 2020 Trust
Lifecycle 2025 Trust
Lifecycle 2030 Trust
Lifecycle 2035 Trust
Lifecycle 2040 Trust
Lifecycle 2045 Trust
Lifecycle 2050 Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust
Money Market Trust
Money Market Trust B
Optimized All Cap Trust
Optimized Value Trust
Small Cap Index Trust
Smaller Company Growth Trust
Total Stock Market Index Trust

American Fundamental Holdings Trust
American Global Diversification Trust
Core Balanced Strategy Trust
Core Diversified Growth & Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust
Lifecycle Trusts
Lifestyle Trusts
Effective January 1, 2011, John Hancock Asset Management was appointed as an additional subadviser to the following funds:
American Fundamental Holdings Trust
American Global Diversification Trust
Core Balanced Strategy Trust
Core Diversified Growth & Income Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Core Strategy Trust,
Lifecycle Trusts and
Lifestyle Trusts (the “Trusts”).
John Hancock Asset Management (North America) will also continue to serve as subadviser to each of the Trusts and QS Investors, LLC will also continue to serve as a subadviser to each of the Lifecycle and Lifestyle Trusts.
John Hancock Asset Management , a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It, as well as John Hancock Asset Management (North America), are under the common control of Manulife Financial Corporation.
Bruce Speca, Bob Boyda and Steve Medina, who are currently the portfolio managers of the Trusts as officers of John Hancock Asset Management (North America) , will continue to serve as portfolio managers of the Trusts as officers of John Hancock Asset Management. In addition, Steve Orlich and Scott Warlow, officers of John Hancock Asset Management (North America), will also be portfolio managers of the Trusts. Biographical information regarding Steve Orlich and Scott Warlow is set forth below.
Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios. He joined John Hancock Asset Management (North America) in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.
Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios. He joined John Hancock Asset Management (North America) in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Franklin Templeton Founding Allocation Trust
Core Allocation Trust
Core Balanced Trust
Core Disciplined Diversification Trust
Effective January 1, 2011, John Hancock Asset Management was appointed subadviser to the following funds:
Franklin Templeton Founding Allocation Trust
Core Allocation Trust
Core Balanced Trust
Core Disciplined Diversification Trust (the “JHT Trusts”).
John Hancock Asset Management, a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It, as well as John Hancock Asset Management (North America), are under the common control of Manulife Financial Corporation.
Bruce Speca, Bob Boyda and Steve Medina, who are currently the portfolio managers of the JHT Trusts as officers of the Adviser, will continue to serve as portfolio managers of the JHT Trusts as officers of John Hancock Asset Management.